Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	72,861,862
Proposed Maximum Offering Price per Unit	9.07
Maximum Aggregate Offering Price	$ 660,857,088.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 101,177.22
Offering Note
The number of shares of common stock, no par value (the “Common Stock”) of Valley National Bancorp (the “Registrant”) to be registered pursuant to the Registration Statement on Form S-3ASR to which this exhibit relates (this “Registration Statement”) represents shares owned by the selling shareholder identified in the prospectus that forms a part of this Registration Statement (the “Selling Shareholder”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
All 72,861,862 shares of Common Stock are to be offered by the Selling Shareholder, of which (i) 71,861,862 shares were issued to the Selling Shareholder in connection with the completion of the Registrant’s acquisition of Bank Leumi Le-Israel Corporation pursuant to that certain Agreement and Plan of Merger, dated as of September 22, 2021, by and among Bank Leumi Le-Israel Corporation, the Registrant, and Volcano Merger Sub Corporation and (ii) 1,000,000 shares were purchased in a public offering of the Registrant’s Common Stock in November 2024.
Estimated solely for the purpose of calculating the amount of the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rule 457(c) promulgated thereunder. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant’s Common Stock as reported in the consolidated reporting system of the Nasdaq Stock Market on May 19, 2025, a date within five business days prior to the filing of this Registration Statement.
The Registrant filed a Registration Statement on Form S-3 (File No. 333-264069) on April 1, 2022 (the “2022 Registration Statement”) which registered an aggregate of 84,862,883 shares of the Registrant’s Common Stock which expired on April 1, 2025. As of the date of expiration of the 2022 Registration Statement and as of the date of filing of this Registration Statement, 71,861,862 shares of Common Stock registered under the 2022 Registration Statement remained unsold (the “Unsold Securities”). A registration fee of $87,599.97 was previously paid in connection with the Unsold Securities. In accordance with Rule 457(p) of the Securities Act, the Registrant is carrying forward these unused filing fees to partially offset the registration fee due in connection with this Registration Statement. The total amount of the registration fee before offsetting the unused filing fees from the 2022 Registration Statement is $101,177.22. Accordingly, $13,577.25 is being paid with this Registration Statement.